Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Inv | Investor Freedom Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Funds
April 30, 2014
Prospectus

The following information replaces similar information for VIP Investor Freedom Income PortfolioSM found in the "Fund Summary" section on page 3.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.50%
Total annual operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

The following information replaces similar information for VIP Investor Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.56%
Total annual operating expensesB	0.56%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

The following information replaces similar information for VIP Investor Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.60%
Total annual operating expensesB	0.60%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

The following information replaces similar information for VIP Investor Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.63%
Total annual operating expensesB	0.63%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

The following information replaces similar information for VIP Investor Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

The following information replaces similar information for VIP Investor Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.70%
Total annual operating expensesB	0.70%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

The following information replaces similar information for VIP Investor Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.75%
Total annual operating expensesB	0.75%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 77
3 years	$ 240
5 years	$ 417
10 years	$ 930